Interest rate benchmark reform	6 Months Ended
Jun. 30, 2022
Entity [Table]
Disclosure of how entity is managing transition to alternative benchmark rates, its progress at reporting date and risks to which it is exposed arising from financial instruments because of transition [text block]
Note 13

Interest rate benchmark

reform
During 2022,

UBS has continued

to manage the

transition to

alternative reference

rates (ARRs)

under the oversight
of the

dedicated

Group-wide

forum, with

an increased

focus on

the US

region. The

transition of

non-USD

interbank
offered rates (IBORs) is largely

complete, with efforts now focused on managing the transition of remaining

USD
LIBOR exposures.
On

15 March

2022,

the

US

enacted

federal

legislation,

the

“Adjustable

Interest

Rate

(LIBOR)

Act,”

which

is
substantially based

on, and supersedes,

the New York

State London

Interbank Offered

Rate (LIBOR) legislation.

The
Adjustable Interest Rate

(LIBOR) Act provides a legislative

solution for USD LIBOR

legacy products governed by

any
US state law should

such products fail

to transition prior to the

USD LIBOR cessation

date of 30 June 2023.
Non-derivative instruments
Most

of

the

USD
21
bn

mortgages linked

to

CHF

LIBOR

that

were

outstanding as

of

31 December 2021

were
automatically transitioned

to

Swiss

Average

Rate

Overnight (SARON)

during

the

first

quarter

of

2022. A

small
number of transitions

took place in

the second

quarter of 2022,

with the remaining

due to transition

later in 2022,
on their

next roll

date. Substantially

all of

the US

securities-based

lending outstanding

as of

31 December 2021

was
transitioned to

Secured Overnight Financing

Rate (SOFR) during

the first

quarter of

2022.

In January

2022, UBS
completed the transition of USD LIBOR-linked non-derivative balances related to brokerage accounts to SOFR. No
other material transitions

of USD LIBOR-linked

contracts occurred

in the first half

of 2022.
Derivative instruments
UBS successfully transitioned the

remaining non-USD IBOR derivatives not

transacted through clearing houses or
exchanges during the first quarter of 2022,

which ensured an orderly transition when converting

high volumes of
transactions at the time

of rate cessation. No material

USD LIBOR-linked

derivatives have transitioned

in 2022.